Disclosure of Detailed Information about Payables and Accrued Liabilities Explanatory (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Trade accounts payable	$ 1,022	$ 934
Salaries, employment taxes and benefits	517	531
Accrued research and development costs	695	596
Other accrued liabilities	561	611
Payables and accrued liabilities	$ 2,795	$ 2,672